Financial Instruments and Financial Risk Management	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Financial Instruments and Financial Risk Management
20.	FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
(a) Financial Instruments
The Company’s financial instruments consist of money market funds and warrant liability, to the point at which the warrants were converted to equity. Our financial instruments where carrying value approximates the fair value include cash, accounts payable and accrued liabilities, notes payable, notes payable related party, operating lease liability, finance lease liability, other long-term liabilities and construction finance liability. Excluding the money market funds and warrant liability classified at fair value, the carrying values of these financial instruments approximate their fair values at December 31, 2020 and 2019 due to their short-term nature or because the effective interest rate applied to the balance approximates the market rate.
Financial instruments recorded at fair value are classified using a fair value hierarchy that reflects the significance of the inputs to fair value measurements. The three levels of hierarchy are:
Level 1 – Observable inputs based on unadjusted quoted prices in active markets for identical assets or liabilities;
Level 2 – Inputs other than quoted prices in active markets, that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Unobservable inputs for which there is little or no market data requiring the Company to develop its own assumptions.
The warrants liability is classified within level 2 of the fair value hierarchy.
There have been no transfers between hierarchy levels during the years ended December 31, 2020 and 2019, respectively.
The following tables present information about the Company’s financial instruments and their classifications as of December 31, 2020 and 2019 and indicate the fair value hierarchy of the valuation inputs utilized to determine such fair value:
Fair Value Measurements at December 31, 2020 using:

	Level 1	Level 2	Level 3	Total

	(dollars in thousands)
Financial Assets:
Money Market Funds(1)	$65,516	$—	$—	$65,516
Financial Liabilities:
Warrant Liability(3)	$—	$—	$—	$—
Fair Value Measurements at December 31, 2019 using:

	Level 1	Level 2	Level 3	Total

	(dollars in thousands)
Financial Assets:
Money Market Funds(1)	$77,993	$—	$—	$77,993
Financial Liabilities:
Warrant Liability(2)	$—	$9,892	$—	$9,892

(1)
Money market funds are included within cash and cash equivalents in the Company’s consolidated balance sheets. As a short-term, highly liquid investments readily convertible to known amounts of cash, the Company’s money market funds have carrying values that is fair value.

(2)	During the year ended December 31, 2020, the Company converted subordinate voting purchase warrants for the June and November debt to equity.
(3)
During the year ended December 31, 2019, the Company issued subordinate voting purchase warrants with the June and November debt see
“Note 9—Debt”
. The fair value of the June and November warrants was determined using the Black-Scholes options pricing model. These assumptions were based on the share price and other active market data that is observable, and therefore represent a level 2 measurement.

(b) Liquidity Risk
Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company manages its liquidity risk by reviewing on an ongoing basis its capital requirements. During the year ended December 31, 2020, the Company completed several Debt financings see “
Note 9—Debt”.
The following table summarizes the Company’s contractual cash flows:

	<1 Year	1 to 3 Years	3 to 5 Years	>5 Years	Total
Accounts Payable and Accrued Liabilities	$41,902	$—	$—	$—	$41,902
Notes Payable	2,000	4,000	—	—	6,000
Notes Payable—Related Party	12,011	—	—	—	12,011
Other Long-Term Liabilities	—	—	130,000	—	130,000
Operating Lease Liability	5,480	10,681	9,764	14,225	40,150
Finance Lease Liability	6,964	12,899	11,375	24,669	55,907
Construction Finance Liability	$—	$—	$61,071	$20,977	$82,047
A summary for future minimum lease payments due under our Lease Liability has been disclosed in “
Note 10—Leases
”.
(c) Credit Risk
Management does not believe that the Company has credit risk related to its customers, as the Company’s revenue is generated primarily through cash transactions. The Company deals almost entirely with on demand sales and does not have any material wholesale agreements as of December 31, 2020. Concentrations of credit risk with respect to our cash and cash equivalents are limited primarily to amounts held with financial institutions.
(d) Market Risk
(i) Interest Rate Risk
Interest rate risk is the risk that the fair value or the future cash flows of a financial instrument will fluctuate as a result of changes in market interest rates. Interest rates have a direct impact on the valuation of the Company’s debt warrants whose value is calculated by using the Black-Scholes method for fair value calculation, for which interest rates are a key assumption used in the Black-Scholes valuation model.
(ii) Concentration Risk
The Company operates substantially in Florida. Should economic conditions deteriorate within that region, its results of operations and financial position would be negatively impacted.
(e) Banking risk
Notwithstanding that a majority of states have legalized medical marijuana, there has been no change in U.S. federal banking laws related to the deposit and holding of funds derived from activities related to the marijuana industry. Given that U.S. federal law provides that the production and possession of cannabis is illegal, there is a strong argument that banks cannot accept for deposit funds from businesses involved with the marijuana industry. Consequently, businesses involved in the marijuana industry often have difficulty accessing the U.S. banking system and traditional financing sources. The inability to open bank accounts with certain institutions may make it difficult to operate the businesses of the Company, its subsidiaries and investee companies, and leaves their cash holdings vulnerable. The Company has banking relationships in all jurisdictions in which it operates. In addition, the Company has cash balances in excess of Federal Deposit Insurance Corporation (the “FDIC”) limits, which results in the cash in excess of the FDIC limits being at risk if the financial institutions with which it does business fail.
(f)
COVID-19
Pandemic
The Company’s business could be materially and adversely affected by the outbreak of a widespread epidemic or pandemic or other public health crisis, including arising from the novel strain of the coronavirus known as COVID-19. This
has resulted in significant economic uncertainty and consequently, it is difficult to reliably measure the potential impact of this uncertainty on our future financial results. Possible future impacts resulting from local or statewide ordinances to help curb the spread of COVID-19 could
include limitations on the number of customers in retail stores due to social distancing requirements or forced store closures which forces sales through delivery services.